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
                                 Prospectus Supplement
                                  dated June 1, 2010*
                                                                   --------------------
  PRODUCT NAME                                                       PRODUCT FORM #
---------------------------------------------------------------------------------------
  RIVERSOURCE(R) RETIREMENT ADVISOR 4 ADVANTAGE VARIABLE ANNUITY     S-6503 H (4/10)
  RIVERSOURCE(R) RETIREMENT ADVISOR 4 SELECT VARIABLE ANNUITY
  RIVERSOURCE(R) RETIREMENT ADVISOR 4 ACCESS VARIABLE ANNUITY
---------------------------------------------------------------------------------------


This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

For contracts purchased on or after June 1, 2010, the following changes apply:

THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR RAVA 4 ADVANTAGE CONTRACTS IN TEXAS HAS BEEN MODIFIED AS FOLLOWS:

                                            TEN-YEAR SCHEDULE
                NUMBER OF COMPLETED                                    SURRENDER CHARGE
              YEARS FROM DATE OF EACH                                 PERCENTAGE APPLIED
                 PURCHASE PAYMENT                                  TO EACH PURCHASE PAYMENT

                         0                                                    8%

                         1                                                    8

                         2                                                    8

                         3                                                    7

                         4                                                    6

                         5                                                    5

                         6                                                    4

                         7                                                    3

                         8                                                    2

                         9                                                    1

                        10+                                                   0



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6503-23 A (6/10)

* Valid until next prospectus update